Deferred Taxation - Additional Information (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset has been recognized	¥ 40,272,000	$ 5,857,000	¥ 25,500,000
Temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognized	1,181,901,000	171,900,000	1,176,892,000
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset has been recognized	234,314,000	$ 34,080,000	144,767,000
No deferred tax asset in relation to unused tax losses has been recognized	¥ 0		¥ 0